ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Interest income	$ 28,181,932	$ 28,919,404	$ 19,403,032
Income from commissions and fees	4,616,144	4,356,336	3,874,439
Income from sales of goods and services	11,048,600	11,223,556	12,141,327
Net trading income	1,404,404	(916,049)	1,559,626
Net income from other financial instruments mandatorily at fair value through profit or loss	350,919	323,685	278,751
Share of profit of equity accounted investees, net of tax	378,396	371,397	372,777
Dividends	148,452	126,274	119,888
Foreign exchange gain (loss), net	(454,818)	2,253,925	(1,825,718)
Other income	818,638	999,710	484,482
Discontinued operations			866,166
Total external income	46,492,667	47,658,238	37,274,770
Expenses
Interest expense	(20,914,333)	(22,632,430)	(11,664,395)
Net impairment loss on financial assets	(4,185,037)	(4,182,394)	(2,493,148)
Expenses from commissions and fees	(1,032,350)	(1,003,813)	(970,676)
Costs and expenses of sales goods and services	(8,571,245)	(8,005,597)	(7,596,231)
Depreciation and amortization	(712,646)	(670,491)	(645,746)
Personnel expenses	(3,211,591)	(3,055,168)	(2,833,794)
Administrative expenses	(4,473,414)	(4,367,002)	(3,703,599)
Income tax	(946,427)	(1,310,434)	(2,271,404)
Other expenses	(254,147)	(253,793)	(226,644)
Total Expenses	(44,301,190)	(45,481,122)	(32,405,637)
Net income for the year	2,191,477	2,177,116	4,869,133
Net gain on sale of debt and equity securities	150,169	108,773	(134,699)
Gains on the sale of non-current assets held for sale	23,597	48,589	10,487
Net gain in asset valuation	26,999	74,886	50,463
Other operating income	617,873	767,462	558,231
Loss from sale of non-current assets held for sale	(2,160)	(595)	(800)
Other operating expenses	(251,987)	(253,198)	(225,844)
Banking Services
Income
Interest income	26,716,061	27,293,337	18,321,381
Income from commissions and fees	3,294,723	3,243,740	2,865,336
Income from sales of goods and services	100,418	107,864	88,093
Net trading income	767,661	(1,245,312)	1,207,099
Share of profit of equity accounted investees, net of tax	55,273	41,277	41,904
Dividends	13,026	11,252	17,696
Foreign exchange gain (loss), net	(109,143)	1,575,043	(1,286,774)
Other income	745,291	817,906	583,001
Discontinued operations			455,908
Total external income	31,583,310	31,845,107	22,293,644
Expenses
Interest expense	(17,922,353)	(19,260,207)	(9,602,059)
Net impairment loss on financial assets	(4,126,166)	(4,170,048)	(2,447,198)
Expenses from commissions and fees	(947,225)	(910,751)	(767,204)
Costs and expenses of sales goods and services	(490,891)	(443,840)	(487,142)
Depreciation and amortization	(677,760)	(639,717)	(620,298)
Personnel expenses	(2,824,427)	(2,672,717)	(2,493,399)
Administrative expenses	(4,293,897)	(4,185,245)	(3,569,706)
Income tax	27,428	184,941	(405,748)
Other expenses	(249,405)	(212,354)	(178,160)
Total Expenses	(31,504,696)	(32,309,938)	(20,570,914)
Net income for the year	1,137,582	827,173	2,910,450
Merchant Banking
Income
Interest income	1,075,774	1,149,086	723,488
Income from commissions and fees	146,777	134,252	127,609
Income from sales of goods and services	10,865,477	11,069,075	11,986,518
Net trading income	379,415	34,383	388,350
Net income from other financial instruments mandatorily at fair value through profit or loss	350,919	323,685	278,751
Share of profit of equity accounted investees, net of tax	317,598	326,328	326,448
Dividends	135,426	115,022	102,192
Foreign exchange gain (loss), net	(370,942)	692,134	(483,627)
Other income	82,815	153,118	(98,871)
Total external income	12,983,259	13,997,083	13,350,858
Expenses
Interest expense	(3,064,905)	(3,471,779)	(2,030,256)
Net impairment loss on financial assets	(54,379)	(28,175)	(14,266)
Expenses from commissions and fees	(17,083)	(16,104)	(17,175)
Costs and expenses of sales goods and services	(8,015,947)	(7,498,858)	(7,059,820)
Depreciation and amortization	(15,167)	(14,028)	(11,492)
Personnel expenses	(159,076)	(147,303)	(123,104)
Administrative expenses	(199,286)	(178,885)	(126,670)
Income tax	(668,076)	(1,268,268)	(1,753,733)
Other expenses	(7,682)	(8,459)	(28,251)
Total Expenses	(12,201,601)	(12,631,859)	(11,164,767)
Net income for the year	865,831	1,530,167	2,301,398
Pension and Severance Fund Management
Income
Interest income	50,185	117,076	98,302
Income from commissions and fees	1,174,644	978,344	881,494
Income from sales of goods and services	82,705	46,617	66,716
Net trading income	257,153	294,784	(35,975)
Foreign exchange gain (loss), net	20,423	(11,757)	(54,771)
Other income	(10,439)	28,419	(738)
Total external income	1,574,671	1,453,483	955,028
Expenses
Interest expense	(6,253)	(56,927)	(63,207)
Net impairment loss on financial assets	(6,725)	1,965	(7,782)
Expenses from commissions and fees	(101,226)	(104,773)	(193,124)
Costs and expenses of sales goods and services	(87,090)	(79,794)	(63,049)
Depreciation and amortization	(19,778)	(16,786)	(14,486)
Personnel expenses	(185,876)	(195,469)	(168,450)
Administrative expenses	(269,299)	(259,331)	(195,071)
Income tax	(262,774)	(172,943)	(92,993)
Other expenses	3,119	(32,721)	(19,152)
Total Expenses	(935,902)	(916,779)	(817,314)
Net income for the year	654,119	560,209	155,194
Holding
Income
Interest income	339,912	359,905	259,861
Net trading income	175	96	152
Share of profit of equity accounted investees, net of tax	5,525	3,792	4,425
Foreign exchange gain (loss), net	4,844	(1,495)	(546)
Other income	971	267	1,090
Discontinued operations			(134,632)
Total external income	351,427	362,565	130,350
Expenses
Interest expense	(371,581)	(519,869)	(517,383)
Net impairment loss on financial assets	805	12,578	(23,840)
Expenses from commissions and fees	(465)	(430)	(19,992)
Depreciation and amortization	(1,774)	(1,736)	(1,766)
Personnel expenses	(42,295)	(39,779)	(48,933)
Administrative expenses	(37,046)	(67,494)	(116,899)
Income tax	(42,586)	(56,966)	(18,802)
Other expenses	(152)	82,111	(1,185)
Total Expenses	(495,094)	(591,585)	(748,800)
Net income for the year	1,016,340	738,800	2,349,674
BAC Holding International Corp
Income
Discontinued operations			544,890
Total external income			544,890
Expenses
Net income for the year			544,890
Operating segments [member] | Banking Services
Income
Total external income	32,642,278	33,137,111	23,481,364
Operating segments [member] | Merchant Banking
Income
Total external income	13,067,432	14,162,026	13,466,165
Operating segments [member] | Pension and Severance Fund Management
Income
Total external income	1,590,021	1,476,988	972,508
Operating segments [member] | Holding
Income
Total external income	1,511,434	1,330,385	3,098,474
Operating segments [member] | BAC Holding International Corp
Income
Total external income			544,890
Elimination of intersegment amounts [member]
Income
Interest income	(426,804)	(569,696)	(530,837)
Income from commissions and fees	(329,782)	(324,001)	(312,089)
Income from sales of goods and services	(44,774)	(42,541)	(32,401)
Net trading income	(191)	(7,597)	2,026
Share of profit of equity accounted investees, net of tax	(1,462,402)	(1,473,062)	(2,800,365)
Dividends	(2,944)	(1,902)	(2,174)
Other income	(51,601)	(29,473)	(16,143)
Discontinued operations			(596,648)
Total external income	(2,318,498)	(2,448,272)	(4,288,631)
Expenses
Interest expense	450,759	676,352	548,510
Net impairment loss on financial assets	1,428	1,286	(62)
Expenses from commissions and fees	33,649	28,245	26,819
Costs and expenses of sales goods and services	22,683	16,895	13,780
Depreciation and amortization	1,833	1,776	2,296
Personnel expenses	83	100	92
Administrative expenses	326,114	323,953	304,747
Income tax	(419)	2,802	(128)
Other expenses	(27)	(82,370)	104
Total Expenses	836,103	969,039	896,158
Net income for the year	(1,482,395)	(1,479,233)	(3,392,473)
Elimination of intersegment amounts [member] | Banking Services
Income
Interest income	334,354	376,228	240,317
Income from commissions and fees	39,095	29,127	23,981
Income from sales of goods and services	31,575	2,324	26,225
Net trading income	60	80
Share of profit of equity accounted investees, net of tax	624,213	830,683	884,067
Dividends	698	453	298
Other income	28,973	53,109	12,832
Total external income	1,058,968	1,292,004	1,187,720
Elimination of intersegment amounts [member] | Merchant Banking
Income
Interest income	54,111	158,256	110,250
Income from commissions and fees	4,401	1,979	1,502
Income from sales of goods and services	1,929	1,844	1,603
Net trading income	765	2,202	(387)
Share of profit of equity accounted investees, net of tax	504	(341)	427
Dividends	2,246	1,449	1,876
Other income	20,217	(446)	36
Total external income	84,173	164,943	115,307
Elimination of intersegment amounts [member] | Pension and Severance Fund Management
Income
Interest income	1,158	3,588	7,958
Income from commissions and fees	1,295	254	3,682
Income from sales of goods and services	11,270	38,373	4,573
Net trading income	(634)	5,315	(1,639)
Other income	2,261	(24,025)	2,906
Total external income	15,350	23,505	17,480
Elimination of intersegment amounts [member] | Holding
Income
Interest income	37,181	31,624	172,312
Income from commissions and fees	284,991	292,641	282,924
Share of profit of equity accounted investees, net of tax	837,685	642,720	1,915,871
Other income	150	835	369
Discontinued operations			596,648
Total external income	$ 1,160,007	$ 967,820	$ 2,968,124